DEFERRED AND CONTINGENT CONSIDERATION - Rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Deferred and contingent consideration, Beginning Balance	€ 11,521	€ 23,732
Deferred and contingent consideration payments	(11,521)	(527)
Accretion expense	0	1,037
Shares to be issued		(22,000)
Loss on remeasurement of deferred and contingent consideration	0	9,276
Effect of movements in exchange rates		3
Deferred consideration payable upon business combination (Note 5)	62
Cash paid on settlement of deferred and contingent consideration	(11,583)
Deferred and contingent consideration, Ending Balance	€ 0	€ 11,521